9. Net Income (Loss) per Common Share - Net Income (Loss) Per Common Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income (loss)	$ (84,775)	$ (43,614)	$ (98,332)	$ (270,452)	$ (515,653)	$ (3,619,192)
Weighted average shares used for basic net income (loss) per common share					44,637,046	32,542,940
Incremental diluted shares
Weighted average shares used for diluted net income (loss) per common share					44,637,046	32,542,940
Net income (loss) per common share:
Basic					$ (.11)	$ (.01)
Diluted					$ (0.11)	$ (0.01)